Segmented Information	12 Months Ended
Mar. 31, 2024
Operating segments [Abstract]
Segmented Information	Segmented Information

Accounting Policy

Operating segments are components of the Company that engage in business activities which generate revenues and incur expenses (including intercompany revenues and expenses related to transactions conducted with other components of the Company). The operations of an operating segment are distinct and the operating results are regularly reviewed by the chief operating decision maker (“CODM”) for the purposes of resource allocation decisions and assessing its performance. Reportable segments are Operating segments whose revenues or profit/loss or total assets exceed ten percent or more of those of the combined entity.

Key measures used by the CODM to assess performance and make resource allocation decisions include revenues, gross profit and net (loss) income. The Company’s operating results are divided into three reportable segments plus corporate. The three reportable segments are (i) Canadian Cannabis; (ii) EU Cannabis and (iii) Plant Propagation

During the year ended March 31, 2023, the Company had three reportable operating segments: (i) Canadian Cannabis, (ii) EU Cannabis and (iii) Plant Propagation. During the year ended March 31, 2024, the Company changed its internal management reporting which resulted in a change in the composition of the operating segments. With the closure of Nordic, most of the European market is fulfilled from Canadian sourced cannabis, which impacts how resources are allocated. Additionally, Canada, Europe and other export markets are being managed centrally. Accordingly, Management has identified two reportable operating segments, Cannabis and Plant Propagation. The comparative periods have been restated to conform with the change in segment composition, consolidating the former Canadian and EU Cannabis operating segments.

Operating Segments	Cannabis	Plant Propagation	Corporate (1)	Total
	$		$	$
Year ended March 31, 2024
Net revenue	225,522	44,759	—	270,281
Gross profit (loss) before fair value adjustments	74,340	3,261	12	77,613
Gross profit	126,353	5,095	12	131,460
Selling, general, and administrative expense	127,155	3,304	13,700	144,159
Loss before taxes	(30,401)	(1,210)	(27,988)	(59,599)

Nine months ended March 31, 2023
Net revenue	153,008	20,680	—	173,688
Gross profit (loss) before fair value adjustments	25,505	1,343	—	26,848
Gross profit	5,004	2,650	—	7,654
Selling, general and administrative expense	103,973	1,783	14,344	120,100
Loss before taxes	(156,249)	(2,918)	(39,245)	(198,412)
(1)Net (loss) income under the Corporate allocation includes fair value gains and losses from investments in marketable securities, derivatives and investment in associates. Corporate and administrative expenditures such as regulatory fees, share-based compensation and financing expenditures relating to debt issuances are also included under Corporate.

Geographical Segments	Canada	EU	Australia	Uruguay	Total
	$	$	$	$	$
Non-current assets
March 31, 2024	308,816	29,368	38,197	14,001	390,382
March 31, 2023	360,254	41,866	—	15,030	417,150
During the year ended March 31, 2024 and nine months ended March 31, 2023, no customer contributed 10 per cent or more to the Company’s net revenue.